Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and AIP Earnings performance results for our fiscal years ending in 2020, 2021 and 2022:
							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO#1 (b)	Compensation Actually Paid to PEO#1 (2)(3) (c)	Summary Compensation Table Total for PEO#2 (b)#2	Compensation Actually Paid to PEO#2 (2)(3) (c)#2	Average Summary Compensation Table Total for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs(2)(3) (e)	Total Shareholder Return(7) (f)	Peer Group Total Shareholder Return(7) (g)	Net Income (h)	AIP Earnings (i)
2022*			6,054,490	6,818,421	2,213,891	2,468,314(4)	581	100	337,908,161	504,080,253
2021			4,982,457	20,540,404	2,214,981	11,024,479(5)	539	100	144,627,151	327,379,912
2020	6,262,944	6,508,403	3,466,770	3,832,195	1,829,324	1,844,403(6)	99	100	34,203,237	165,765,827

*
2022 compensation figures are projections, assumes 2020 Packaging Gross Profit PBUs at 140% of target and 2020 ROIC PBUs at 200% of target, and year-end stock price at $121.71/share.

(1)
NEOs included in the above compensation columns reflect the following:

Year	PEO#1	PEO#2	Non-PEOs
2022		Salvatore A. Abbate	Stephen J. Smith, Daniel J. Watkoske, Mark W. Hianik, Karen K. Renner, and Susan B. Salyer
2021		Salvatore A. Abbate	Stephen J. Smith, Daniel J. Watkoske, Mark W. Hianik, Tracy L. Pearson, and Karen K. Renner
2020	Mary A. Laschinger	Salvatore A. Abbate	Stephen J. Smith, Guilherme Nebel de Mello, Daniel J. Watkoske, Tracy L. Pearson, and Mark W. Hianik

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting date, (2) for performance-based RSU awards (excluding TSR Awards), the same valuation methodology as RSU awards above except year-end values are based on the probable outcomes of the performance condition, and (3) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: 2022: $121.71 (0.7% reduction from prior year), 2021: $122.57 (489.6% increase from prior year), 2020: $20.79 (5.7% increase from prior year).

(4)
2022 compensation “Actually Paid” to PEO (Salvatore A. Abbate) and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO (Salvatore A. Abbate)	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	6,054,490	2,213,891
Less, value of Stock Awards reported in SCT	-3,249,944	-1,025,530
Plus, Year-End value of Awards Granted in 2022 that are Unvested and Outstanding	3,802,220	1,140,197
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	514,487	208,132
Plus, FMV of Awards Granted in 2022 and that Vested in 2022	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in 2022	-302,832	-68,376
Less Prior Year Fair Value of Prior Year awards that Failed to vest in 2022	0	0
Total Adjustments	763,931	254,423
Actual Compensation Paid for Fiscal Year 2022	6,818,421	2,468,314

(5)
2021 compensation “Actually Paid” to PEO (Salvatore A. Abbate) and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO (Salvatore A. Abbate)	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	4,982,457	2,214,981
Less, value of Stock Awards reported in SCT	-2,249,993	-822,234
Plus, Year-End value of Awards Granted in 2021 that are Unvested and Outstanding	7,092,124	2,621,845
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	9,852,035	5,593,636
Plus, FMV of Awards Granted in 2021 and that Vested in 2021	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in 2021	863,782	1,669,075
Less Prior Year Fair Value of Prior Year awards that Failed to vest in 2021	0	-252,824
Total Adjustments	15,557,947	8,809,498
Actual Compensation Paid for Fiscal Year 2021	20,540,404	11,024,479

(6)
2020 compensation “Actually Paid” to PEO#1 (Mary A. Laschinger), PEO #2 (Salvatore A. Abbate) and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO#1 (Mary A. Laschinger)	PEO #2 (Salvatore A. Abbate)	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	6,262,944	3,466,770	1,829,324
Less, value of Stock Awards reported in SCT	-4,612,500	-1,602,000	-714,640
Plus, Year-End value of Awards Granted in 2020 that are Unvested and Outstanding	4,610,468	1,922,589	714,315
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	448,523	65,913	68,983
Plus, FMV of Awards Granted in 2020 and that Vested in 2020	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in 2020	-201,032	-21,077	-53,579
Less Prior Year Fair Value of Prior Year awards that Failed to vest in 2020	—	—	—
Total Adjustments	245,459	365,425	15,078
Actual Compensation Paid for Fiscal Year 2020	6,508,403	3,832,195	1,844,403

(7)
Company and peer group TSR reflects the Company’s “2019 peer group” as reflected in our 2023 Annual Report on Form the 10-(k) pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(8)
AIP Earnings, a non-GAAP measure, is defined as Net Income before Interest, Income taxes, Depreciation and amortization, Restructuring charges (income), LIFO (income) expense, Asset impairment charge, Non-restructuring severance charges, (Gain) Loss on sale of joint venture, Merger and integration expenses, Purchase accounting adjustments, Loss from discontinued operations, net of income taxes, Non-restructuring stock-based compensation expense, and Other adjustments as may be permitted in determining the Company’s “Consolidated EBITDA” pursuant to the ABL Credit Agreement dated July 1, 2014, as amended.

Company Selected Measure Name	AIP Earnings
Named Executive Officers, Footnote [Text Block]
(1)
NEOs included in the above compensation columns reflect the following:

Year	PEO#1	PEO#2	Non-PEOs
2022		Salvatore A. Abbate	Stephen J. Smith, Daniel J. Watkoske, Mark W. Hianik, Karen K. Renner, and Susan B. Salyer
2021		Salvatore A. Abbate	Stephen J. Smith, Daniel J. Watkoske, Mark W. Hianik, Tracy L. Pearson, and Karen K. Renner
2020	Mary A. Laschinger	Salvatore A. Abbate	Stephen J. Smith, Guilherme Nebel de Mello, Daniel J. Watkoske, Tracy L. Pearson, and Mark W. Hianik

Peer Group Issuers, Footnote [Text Block]
(7)
Company and peer group TSR reflects the Company’s “2019 peer group” as reflected in our 2023 Annual Report on Form the 10-(k) pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount		$ 4,982,457
PEO Actually Paid Compensation Amount	$ 6,818,421	20,540,404
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
2022 compensation “Actually Paid” to PEO (Salvatore A. Abbate) and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO (Salvatore A. Abbate)	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	6,054,490	2,213,891
Less, value of Stock Awards reported in SCT	-3,249,944	-1,025,530
Plus, Year-End value of Awards Granted in 2022 that are Unvested and Outstanding	3,802,220	1,140,197
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	514,487	208,132
Plus, FMV of Awards Granted in 2022 and that Vested in 2022	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in 2022	-302,832	-68,376
Less Prior Year Fair Value of Prior Year awards that Failed to vest in 2022	0	0
Total Adjustments	763,931	254,423
Actual Compensation Paid for Fiscal Year 2022	6,818,421	2,468,314

(5)
2021 compensation “Actually Paid” to PEO (Salvatore A. Abbate) and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO (Salvatore A. Abbate)	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	4,982,457	2,214,981
Less, value of Stock Awards reported in SCT	-2,249,993	-822,234
Plus, Year-End value of Awards Granted in 2021 that are Unvested and Outstanding	7,092,124	2,621,845
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	9,852,035	5,593,636
Plus, FMV of Awards Granted in 2021 and that Vested in 2021	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in 2021	863,782	1,669,075
Less Prior Year Fair Value of Prior Year awards that Failed to vest in 2021	0	-252,824
Total Adjustments	15,557,947	8,809,498
Actual Compensation Paid for Fiscal Year 2021	20,540,404	11,024,479

(6)
2020 compensation “Actually Paid” to PEO#1 (Mary A. Laschinger), PEO #2 (Salvatore A. Abbate) and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO#1 (Mary A. Laschinger)	PEO #2 (Salvatore A. Abbate)	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	6,262,944	3,466,770	1,829,324
Less, value of Stock Awards reported in SCT	-4,612,500	-1,602,000	-714,640
Plus, Year-End value of Awards Granted in 2020 that are Unvested and Outstanding	4,610,468	1,922,589	714,315
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	448,523	65,913	68,983
Plus, FMV of Awards Granted in 2020 and that Vested in 2020	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in 2020	-201,032	-21,077	-53,579
Less Prior Year Fair Value of Prior Year awards that Failed to vest in 2020	—	—	—
Total Adjustments	245,459	365,425	15,078
Actual Compensation Paid for Fiscal Year 2020	6,508,403	3,832,195	1,844,403

Non-PEO NEO Average Total Compensation Amount	$ 2,213,891	2,214,981	$ 1,829,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,468,314	11,024,479	1,844,403
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

(1)
Total shareholders return in the above chart, in the case of both the Company and our Peer Companies as noted in footnote 7 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List [Table Text Block]
TABLE OF MEASURES THAT ARE MOST IMPORTANT TO THE LAST FISCAL YEAR
The following performance measures reflect the Company’s most important performance measures in effect for 2022, as further described and defined in the Compensation Discussion and Analysis under 2022 Financial Achievements.
Most important Performance Measures for 2022
AIP Earnings
Packaging Gross Profit Dollar Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 581	539	99
Peer Group Total Shareholder Return Amount	100	100	100
Net Income (Loss)	$ 337,908,161	$ 144,627,151	$ 34,203,237
Company Selected Measure Amount	504,080,253	327,379,912	165,765,827
Percentage Packaging Gross Profit of PBUs of Target	140.00%
Percentage of ROIC PBUs of Target	200.00%
Share Price | $ / shares	$ 121.71	$ 122.57	$ 20.79
Percentage of Stock Price Reduction from Prior Year	0.70%
Percentage of Stock Price Increase from Prior Year		489.60%	5.70%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AIP Earnings
Non-GAAP Measure Description [Text Block]
(8)
AIP Earnings, a non-GAAP measure, is defined as Net Income before Interest, Income taxes, Depreciation and amortization, Restructuring charges (income), LIFO (income) expense, Asset impairment charge, Non-restructuring severance charges, (Gain) Loss on sale of joint venture, Merger and integration expenses, Purchase accounting adjustments, Loss from discontinued operations, net of income taxes, Non-restructuring stock-based compensation expense, and Other adjustments as may be permitted in determining the Company’s “Consolidated EBITDA” pursuant to the ABL Credit Agreement dated July 1, 2014, as amended.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Packaging Gross Profit Dollar Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Salvatore A. Abbate [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,054,490	$ 4,982,457	$ 3,466,770
PEO Actually Paid Compensation Amount	$ 6,818,421	$ 20,540,404	$ 3,832,195
PEO Name	Salvatore A. Abbate	Salvatore A. Abbate	Salvatore A. Abbate
Mary A. Laschinger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,262,944
PEO Actually Paid Compensation Amount			$ 6,508,403
PEO Name			Mary A. Laschinger
PEO [Member] | Salvatore A. Abbate [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 763,931	$ 15,557,947
PEO [Member] | Salvatore A. Abbate [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,249,944)	(2,249,993)	$ (1,602,000)
PEO [Member] | Salvatore A. Abbate [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,802,220	7,092,124	1,922,589
PEO [Member] | Salvatore A. Abbate [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	514,487	9,852,035	65,913
PEO [Member] | Salvatore A. Abbate [Member] | Adj Type5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(302,832)	863,782	(21,077)
PEO [Member] | Salvatore A. Abbate [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	365,425
PEO [Member] | Mary A. Laschinger [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,612,500)
PEO [Member] | Mary A. Laschinger [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,610,468
PEO [Member] | Mary A. Laschinger [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			448,523
PEO [Member] | Mary A. Laschinger [Member] | Adj Type5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(201,032)
PEO [Member] | Mary A. Laschinger [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			245,459
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	254,423	8,809,498
Non-PEO NEO [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,025,530)	(822,234)	(714,640)
Non-PEO NEO [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,140,197	2,621,845	714,315
Non-PEO NEO [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	208,132	5,593,636	68,983
Non-PEO NEO [Member] | Adj Type5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,376)	1,669,075	(53,579)
Non-PEO NEO [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (252,824)	$ 15,078